Real Estate Properties under Development, Net	12 Months Ended
Dec. 31, 2019
Real Estate [Abstract]
Real Estate Properties under Development, Net
3.	Real Estate Properties under Development, Net

The following summarizes the components of real estate properties under development as at December 31, 2018 and 2019:

At December 31,	2018	2019
Building at cost	$28,213	$27,732
Less: accumulated depreciation	(15,413)	(15,007)
	12,800	12,725
Construction in progress	76,760	156,221
Land use right	82,050	82,739
Net book value	$171,610	$251,685

Real estate properties under development of $81,688 (2018 : Nil) have been pledged to banks to obtain loan facilities (See Note 8).

Included in construction in progress were capitalized debt issuance costs and interest for bank loans amounting to $1,473 and $707, respectively.

The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2018	2019
Buildings at cost	$28,213	$27,732
Less: accumulated depreciation	(15,413)	(15,007)
Buildings, net	$12,800	$12,725

At December 31, 2019, scheduled minimum rental payments to be received for buildings leased to others were $1,836 and the lease term expires on December 31, 2020.